--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               RYDEX SERIES TRUST
                  [LOGO]                          SECTOR FUNDS
                                               SEMI-ANNUAL REPORT
                                               September 30, 1998
                                      6116 Executive Boulevard, Suite 400
                                              Rockville, MD 20852
                                         (301) 468-8520 (800) 820-0888

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEAR SECTOR FUND SHAREHOLDER,

We are pleased to present the first semi-annual report for the Rydex Sector Funds. On April 1, 1998, Rydex implemented an ambitious and successful launch of 14 new funds representing different economic and industrial sectors of the economy. The introduction of the sector funds was a result of listening to and fulfilling our shareholders' need for flexible investment alternatives in specific market segments. The response from our investors has been favorable, as measured by continued asset growth, indicating that we have provided another successful investment alternative for our clients.

EQUITY MARKET REVIEW

The U.S. stock market staged a powerful rally during the first half of 1998. The advance continued briefly into the third quarter, until late July, when the market, by most broad-based measures, had peaked. In dramatic fashion, the market quickly retreated, giving back most of the year's gains, resulting in the worst performing quarter for stocks since third quarter of 1990. Several fundamental economic factors, highlighted briefly below, led to heightened market volatility during the reporting period.

ECONOMIC REVIEW

In April, investors were struck with the realization that the economic and political woes of Asia were not improving and could even become worse. Exports to Asia and Europe contracted, the trade deficit grew, and investors became concerned over the ability of corporations to sustain their earnings growth. In June, Federal Reserve Chairman Alan Greenspan described the current economy as the most impressive he has ever witnessed and warned that the potential for inflation was still present. Investors interpreted the comments as a possibility that the Fed would raise rates. Yet investors seemed more concerned with a potential economic slowdown rather than the Fed's view that the economy may be overheating. By early August, domestic, political and economic uncertainty, coupled with the deepening global economic crisis, became too much for the markets to bear. U.S. stocks came under severe selling pressure as investors sought shelter from the global economic crisis that started in Asia, moved to Russia, and began threatening several emerging markets in Latin America.

The pullback culminated on August 31, when the Dow Jones Industrial Average tumbled 512 points to post its second worst point loss in history, wiping out all of the year's gains. Adding to the turmoil, the market had to face the near-collapse of one of the country's largest hedge funds, Long Term Capital Management. Taking note of the severe negative investor sentiment, Greenspan indicated that the Fed must take action to contain the effects of the global economic crisis on U.S. growth. U.S. stocks rose sharply in reaction to the favorable comments. In an effort to alleviate further economic pressures, on September 29 the Federal Reserve Board cut the federal funds rate by 0.25%. The following day, investors expressed disappointment that the Fed didn't implement a deeper cut in interest rates and once again, U.S. stocks plummeted, ending the worst quarter for U.S. stocks in eight years.

SUMMARY

During the second and third quarter, investors endured economic uncertainty and increased volatility in the equity markets. Although it is projected that this environment is likely to continue, the economic fundamentals of lower interest rates, benign inflation, high employment, and strong productivity are still in place to support a strong stock market and provide investment opportunities among various market segments. As always, we welcome your questions or comments about the Rydex Funds. Feel free to contact us over the Internet via our web site at WWW.RYDEXFUNDS.COM or call us at 800-820-0888.

Sincerely,

/s/ Albert P. Viragh, Jr.
Albert P. (Skip) Viragh
Chairman of the Board

                               RYDEX SERIES TRUST

                                  ENERGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                            SHARES     (NOTE 1)
                                         ---------  -----------
COMMON STOCKS 100%
  Exxon Corporation*                        47,262  $ 3,317,199
  Mobil Corporation                         30,160    2,290,275
  British Petroleum-Sponsored ADR           24,968    2,178,458
  Chevron Corporation                       25,245    2,122,158
  Amoco Corporation                         37,224    2,005,443
  Royal Dutch Petroleum-NY Shares           41,383    1,970,865
  Enron Corporation                         24,150    1,275,422
  Schlumberger Limited                      25,171    1,266,416
  Texaco, Inc.                              19,493    1,221,967
  Atlantic Richfield Company                16,808    1,192,318
  Halliburton Company                       32,256      921,312
  Phillips Petroleum Company                19,192      866,039
  USX-Marathon Group                        21,262      753,472
  Unocal Corporation                        17,748      643,365
  Occidental Petroleum Corporation          27,006      580,629
  Coastal Corporation                       15,566      525,353
  Burlington Resources, Inc.                13,020      486,623
  Amerada Hess Corporation                   6,719      387,602
  Anadarko Petroleum Corporation             8,825      346,933
  Vastar Resources, Inc.                     7,154      321,930
  Diamond Offshore Drilling, Inc.           10,243      266,318

                                                         MARKET
                                                          VALUE
                                            SHARES     (NOTE 1)
                                         ---------  -----------
  Baker Hughes, Inc.                        12,477  $   261,239
  Ashland, Inc.                              5,585      258,306
  Transocean Offshore, Inc.                  7,375      255,820
  Tosco Corporation                         11,494      247,121
  Sonat, Inc.                                8,091      241,719
  Union Pacific Resources Group             18,458      227,264
  Sunoco, Inc.                               6,943      222,176
  Enron Oil & Gas Company                   11,386      199,255
  Apache Corporation                         7,249      194,364
  Kerr-McGee Corporation                     3,509      159,660
  Weatherford International, Inc.*           7,196      155,614
  Ultramar Diamond Shamrock Corporation      6,633      150,901
  R & B Falcon Corporation*                 12,144      145,728
  Noble Drilling Corporation*                9,656      142,426
  Global Marine, Inc.*                      12,708      140,582
  Santa Fe International Corporation         8,786      135,085
  Noble Affiliate, Inc.*                     4,187      133,461
  Murphy Oil Corporation                     3,305      128,069
                                                    -----------
    Total Common Stocks (Cost
      $28,380,107)                                   28,338,887
                                                    -----------
    Total Investments 100% (Cost
      $28,380,107)                                  $28,338,887
                                                    -----------
                                                    -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                            FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                    MARKET
                                                     VALUE
                                         SHARES   (NOTE 1)
                                         -----  ----------
COMMON STOCKS 100%
  American International Group           3,676  $  283,047
  Fannie Mae                             3,563     228,923
  NationsBank Corporation*               3,353     179,386
  First Union Corporation                3,451     176,648
  Travelers Group, Inc.*                 4,031     151,163
  Citigroup                              1,571     146,005
  BankAmerica Corporation                2,382     143,218
  Allstate Corporation                   3,133     130,607
  Chase Manhattan Corporation            2,975     128,669
  American Express Company               1,598     124,045
  Freddie Mac                            2,357     116,524
  Wells Fargo & Company                    323     114,665
  Bank One Corporation                   2,677     114,107
  Norwest Corporation                    2,905     104,035
  U.S. Bancorp                           2,802      99,646
  Morgan Stanley Dean Witter & Company   2,224      95,771
  Associates First Capital-A             1,313      85,673
  National City Corporation              1,249      82,356
  Fleet Financial Group, Inc.            1,076      79,019
  Bank Of New York Company, Inc.         2,836      77,636
  First Chicago NDB Corporation          1,091      74,734
  Household International, Inc.          1,868      70,050
  Wachovia Corporation                     782      66,666
  Merrill Lynch & Company                1,316      62,346
  American General Corporation             958      61,192

                                                    MARKET
                                                     VALUE
                                         SHARES   (NOTE 1)
                                         -----  ----------
  Fifth Third Bancorp                    1,014  $   58,305
  J.P. Morgan & Company                    670      56,699
  Mellon Bank Corporation                  987      54,347
  MBNA Corporation                       1,898      54,330
  Cigna Corporation                        804      53,165
  PNC Bank Corporation                   1,142      51,390
  Washington Mutual, Inc.                1,469      49,579
  SunTrust Banks, Inc.                     791      49,042
  Marsh & McLennan Companies, Inc.         969      48,208
  KeyCorp                                1,666      48,106
  Hartford Financial Services Group        885      41,982
  SunAmerica, Inc.                         680      41,480
  AON Corporation                          639      41,216
  Charles Schwab Corporation             1,011      39,808
  Chubb Corporation                        627      39,501
  Aetna, Inc.                              547      38,017
  BankBoston Corporation                 1,114      36,762
  Loews Corporation                        434      36,619
  Conseco, Inc.                          1,183      36,155
  Equitable Companies, Inc.                845      34,962
                                                ----------
    Total Common Stocks (Cost
      $3,872,482)                                3,905,804
                                                ----------
      Total Investments 100% (Cost
        $3,872,482)                             $3,905,804
                                                ----------
                                                ----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 99.3%
  Merck & Company, Inc.                    19,730  $ 2,556,268
  Pfizer, Inc.                             23,209    2,458,703
  Johnson & Johnson                        22,324    1,746,853
  Bristol - Myers Squibb Company           16,511    1,715,080
  Eli Lilly & Company                      18,281    1,431,631
  Schering-Plough Corporation              12,184    1,261,806
  Abbott Laboratories                      24,637    1,070,170
  Glaxo Welcome PLC-Sponsored ADR          18,270    1,043,674
  Warner Lambert Company                   13,607    1,027,329
  American Home Products Corporation       19,149    1,002,929
  Medtronic, Inc.                          13,640      789,415
  Pharmacia & Upjohn, Inc.                 14,765      741,018
  SmithKline Beecham PLC-- Sponsored
    ADR                                    11,317      619,606
  Baxter International, Inc.                8,294      493,493
  Cardinal Health, Inc.                     3,876      400,197
  Columbia HCA Healthcare Corporation      18,145      364,034
  Guidant Corporation                       4,382      325,364
  Becton Dickinson & Company                7,161      294,496
  Boston Scientific Corporation*            5,716      293,660
  Tenet HealthCare Corporation*             8,991      258,491
  Mckesson Corporation                      2,761      252,977

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
  United Healthcare Corporation             5,677      198,695
  Health Management Associates,
    Inc.--A*                                7,299  $   133,207
  Watson Pharmaceuticals, Inc.*             2,595      131,695
  HealthSouth Corporation*                 12,209      128,958
  Biomet, Inc.                              3,259      113,047
  Wellpoint Health Networks*                2,014      112,910
  Allergan, Inc.                            1,899      110,854
  Alza Corporation*                         2,517      109,175
  Mylan Laboratories, Inc.                  3,557      104,932
  Depuy, Inc.                               2,873      100,555
  Hillenbrand Industries                    1,963       96,187
  Stryker Corporation                       2,799       95,165
  US Surgical Corporation                   2,242       93,463
  Omnicare, Inc.                            2,598       91,580
  Forest Laboratories, Inc.*                2,345       80,609
  Humana, Inc.                              4,852       79,452
  Manor Care, Inc.                          2,704       79,261
  Bergen Brunswig Corporation--Class A      1,469       74,276
  Sofamor Danek Group, Inc.*                  777       69,153
  Aterial Vascular Engineer*                1,865       69,005
  PacifiCare Health Systems-- B               902       67,198
  Lincare Holdings, Inc.*                   1,688       65,410
  Bausch & Lomb, Inc.                       1,605       63,197
  C.R. Bard, Inc.                           1,631       60,143
                                                   -----------
    Total Common Stocks
      (Cost $20,475,478)                            22,475,321
                                                   -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                        MARKET
                                             FACE        VALUE
                                           AMOUNT     (NOTE 1)
                                         --------  -----------
REPURCHASE AGREEMENTS 0.7%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.40% due 10/01/98 (Note 2)            $ 76,084  $    76,084
  5.45% due 10/01/98 (Note 2)             152,168      152,168
  5.50% due 10/01/98 (Note 2)              71,748       71,748
                                                   -----------
    Total Repurchase Agreements (Cost
      $300,000)                                        300,000
                                                   -----------
    Total Investments 100% (Cost
      $20,775,478)                                 $22,775,321
                                                   -----------
                                                   -----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                         SHARES     (NOTE 1)
                                         ------  -----------
COMMON STOCKS 99.0%
  Microsoft Corporation*                 38,737  $ 4,263,491
  Intel Corporation                      39,865    3,418,424
  International Business Machines
    Corporation                          24,908    3,188,224
  Cisco Systems, Inc.*                   46,635    2,882,626
  Lucent Technologies, Inc.              37,482    2,588,600
  Dell Computer Corporation*             38,192    2,511,124
  Compaq Computer Corporation            58,616    1,853,731
  Hewlett-Packard Company                31,263    1,654,985
  EMC Corporation                        19,920    1,139,175
  Oracle Corporation*                    38,868    1,132,031
  Motorola, Inc.                         23,852    1,018,182
  America Online, Inc.*                   8,622      959,198
  Automatic Data Processing              12,004      897,299
  Computer Associates International,
    Inc.                                 22,384      828,208
  Texas Instruments, Inc.                15,558      820,685
  Sun Microsystems, Inc.*                15,107      752,517
  Electronic Data System Corporation     19,629      651,437
  BMC Software, Inc.*                     8,594      516,177
  YAHOO!, Inc.*                           3,741      484,460
  3COM Corporation*                      14,312      430,255
  Compuware Corporation*                  7,305      430,082
  First Data Corporation                 17,840      419,240
  Applied Materials, Inc.*               14,682      370,721
  Ascend Communications, Inc.*            7,897      359,313

                                                      MARKET
                                                       VALUE
                                         SHARES     (NOTE 1)
                                         ------  -----------
  Computer Sciences Corporation*          6,306  $   343,677
  Paychex, Inc.                           6,522      336,291
  Gateway 2000, Inc.*                     6,220      324,218
  Peoplesoft, Inc.*                       9,202      300,215
  Tellabs, Inc.*                          7,289      290,193
  Micron Technology, Inc.                 8,513      259,114
  Seagate Technology, Inc.*               9,772      244,910
  Unisys Corporation                     10,154      231,004
  Solectron Corporation*                  4,673      224,304
  Cadence Design Systems, Inc.*           8,477      216,693
  Apple Computer, Inc.                    5,376      204,960
  Network Associates, Inc.*               5,191      184,281
  Novell, Inc.*                          14,047      172,076
  Ceridian Corporation                    2,897      166,215
  AMP, Inc.                               4,364      156,013
  Linear Technology Corporation           3,069      153,450
  FISERV, Inc.*                           3,272      150,716
  Maxim Integrated Products, Inc.*        5,237      145,981
  Loral Space & Communications Limited*   9,702      143,105
  Altera Corporation*                     3,885      136,460
  Newbridge Networks Corporation*         4,886       87,643
                                                 -----------
    Total Common Stocks
      (Cost $34,426,709)                          38,041,704
                                                 -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                                      MARKET
                                                           FACE        VALUE
                                                         AMOUNT     (NOTE 1)
                                                    -----------   ----------
REPURCHASE AGREEMENTS 1.0%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations:
  5.40% due 10/01/98 (Note 2)                        $  101,446   $  101,446
  5.45% due 10/01/98 (Note 2)                           202,891      202,891
  5.50% due 10/01/98 (Note 2)                            95,663       95,663
                                                                  ----------
    Total Repurchase Agreements (Cost $400,000)                      400,000
                                                                  ----------
    Total Investments 100% (Cost $34,826,709)                     $38,441,704
                                                                  ----------
                                                                  ----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                              BASIC MATERIALS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                     MARKET
                                                      VALUE
                                         SHARES    (NOTE 1)
                                         ------  ----------
COMMON STOCKS 100%
  E.I. Dupont De Nemours & Company        7,612  $  427,224
  Monsanto Company                        5,687     320,605
  Dow Chemical Company                    3,023     258,278
  International Paper Company             4,129     192,515
  Aluminum Company of America             2,284     162,163
  PPG Industries, Inc.                    2,663     145,300
  Weyerhaeuser Company                    2,988     126,056
  Barrick Gold Corporation                5,642     112,840
  Fort James Corporation                  3,310     108,609
  Air Products and Chemicals, Inc.        3,227      96,003
  Union Carbide Corporation               2,045      88,191
  Imperial Chemical Industries
    PLC--Sponsored ADR                    2,730      86,678
  Alcan Aluminium Limited                 3,416      80,063
  Praxair, Inc.                           2,370      77,469
  Rohm & Haas Company                     2,733      76,012
  Newmont Gold Company                    2,507      64,085
  Georgia-Pacific Corporation             1,379      62,917

                                                     MARKET
                                                      VALUE
                                         SHARES    (NOTE 1)
                                         ------  ----------
  Eastman Chemical Company                1,186  $   59,819
  Newmont Mining Corporation              2,351      57,012
  Sherwin-Williams Company                2,606      56,355
  Reynolds Metals Company                 1,081      54,928
  British Steel PLC--Sponsored ADR        2,975      54,108
  Nucor Corporation                       1,322      53,706
  Allegheny Teledyne, Inc.                2,953      52,600
  Placer Dome, Inc.                       3,755      51,866
  Willamette Industries, Inc.             1,673      47,994
  Phelps Dodge Corporation                  882      46,029
  Mead Corporation                        1,563      46,011
  Champion International Corporation      1,446      45,277
  Arco Chemical Company                      40       2,308
                                                 ----------
    Total Common Stocks
      (Cost $3,171,947)                           3,113,021
                                                 ----------
      Total Investments 100% (Cost
        $3,171,947)                              $3,113,021
                                                 ----------
                                                 ----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements

                               RYDEX SERIES TRUST

                             CONSUMER PRODUCTS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                     MARKET
                                                      VALUE
                                         SHARES    (NOTE 1)
                                         ------   ---------
COMMON STOCKS 100%
  Proctor & Gamble Company                  362   $  25,677
  Gillette Company                          488      18,666
  Unilever NV--NY Shares                    218      13,353
  Kimberly-Clark Corporation                299      12,110
  Colgate-Palmolive Company                 160      10,960
  Clorox Company                            100       8,250
  Omnicom Group                             164       7,380
  Interpublic Group Companies, Inc.         132       7,120
  Newell Company                            154       7,094
  Nike, Inc.--Class B                       179       6,589
  Avery Dennison Corporation                114       4,980
  Cintas Corporation                         95       4,762
  Maytag Corporation                         92       4,393
  VF Corporation                            118       4,381
  Leggett & Platt, Inc.                     188       3,901
  Black & Decker Corporation                 92       3,830
  Rubbermaid, Inc.                          145       3,471
  Outdoor Systems, Inc.                     176       3,432
  Whirlpool Corporation                      73       3,431
  International Flavors & Fragrances,
    Inc.                                    103       3,399

                                                     MARKET
                                                      VALUE
                                         SHARES    (NOTE 1)
                                         ------   ---------
  Estee Lauder Companies-- Class A           60   $   3,075
  American Greetings Corporation--
    Class A                                  65       2,572
  Tech Data Corporation*                     47       2,353
  Jones Apparel Group, Inc.*                 97       2,225
  Gucci Group NV--NY Regular Shares          58       2,095
  Dial Corporation                           99       2,042
  Clayton Homes, Inc.                       116       2,030
  Snyder Communications, Inc.                59       1,977
  Shaw Industries, Inc.                     117       1,901
  Tommy Hilfiger Corporation*                45       1,845
  Herman Miller, Inc.                        87       1,718
  Premark International, Inc.                60       1,684
                                                  ---------
    Total Common Stocks
      (Cost $186,718)                               182,696
                                                  ---------
      Total Investments 100%
        (Cost $186,718)                           $ 182,696
                                                  ---------
                                                  ---------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements

                               RYDEX SERIES TRUST

                                  LEISURE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                     MARKET
                                                      VALUE
                                         SHARES    (NOTE 1)
                                         ------   ---------
COMMON STOCKS 100%
  Time Warner, Inc.                         269   $  23,554
  Philip Morris Companies, Inc.             492      22,663
  McDonalds Corporation                     340      20,294
  The Walt Disney Company                   747      18,908
  Anheuser-Busch Companies, Inc.            241      13,014
  Carnival Corporation                      309       9,830
  Tele-Communications Group A               244       9,547
  CBS Corporation                           372       9,021
  Comcast Corporation--Special Class A      172       8,073
  Gannett Company                           149       7,980
  Cox Communications, Inc.-- Class A        135       7,374
  Clear Channel Communications, Inc.        127       6,033
  Seagram Company Limited                   181       5,192
  RJR Nabisco Holdings Corporation          171       4,307
  Mattel, Inc.                              152       4,256
  McGraw Hill Company, Inc.                  51       4,042
  Cendant Corporation                       293       3,406

                                                     MARKET
                                                      VALUE
                                         SHARES    (NOTE 1)
                                         ------   ---------
  Marriott International, Inc.-- Class
    A                                       134   $   3,199
  Tribune Company                            63       3,170
  Tricon Global Restaurants                  79       3,081
  UST, Inc.                                  97       2,868
  New York Times Company-- Class A           99       2,723
  R.R. Donnelley & Sons Company              75       2,639
  Gallaher Group PLC-Sponsored ADR           89       2,614
  Chancellor Media Corporation*              74       2,470
  Dun & Bradstreet Corporation               89       2,403
  Harley-Davidson, Inc.                      79       2,321
  Royal Caribbean Cruises Limited            86       2,284
  Viacom, Inc.--Class A                      36       2,070
  Washington Post--Class B                    4       2,044
                                                  ---------
    Total Common Stocks
      (Cost $195,456)                               211,380
                                                  ---------
      Total Investments 100%
        (Cost $195,456)                           $ 211,380
                                                  ---------
                                                  ---------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                 RETAILING FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                   MARKET
                                                    VALUE
                                         SHARES  (NOTE 1)
                                         ------  --------
COMMON STOCKS 100%
  Wal-Mart Stores, Inc.*                  2,516  $137,437
  Home Depot, Inc.                        3,135   123,833
  McDonald's Corporation                  1,546    92,277
  Walgreen Company                        1,248    54,990
  Gap, Inc.                                 986    52,011
  Sears, Roebuck & Company                  984    43,481
  CVS Corporation                           976    42,761
  Dayton Hudson Corporation               1,102    39,396
  May Department Stores Company             580    29,870
  J.C. Penney Company, Inc.                 635    28,535
  Lowe's Companies, Inc.                    883    28,090
  Costco Companies, Inc.*                   543    25,725
  Rite Aid Corporation                      648    23,004
  Staples, Inc.*                            711    20,886
  Federated Department Stores, Inc.*        529    19,242
  Kohl's Corporation*                       398    15,522
  Tricon Global Restaurants, Inc.*          383    14,937
  Kmart Corporation                       1,235    14,743
  TJX Companies, Inc.                       796    14,179
  Dollar General Corporation                524    13,958

                                                   MARKET
                                                    VALUE
                                         SHARES  (NOTE 1)
                                         ------  --------
  Amazon.com, Inc.*                         125  $ 13,953
  Tandy Corporation                         252    13,482
  Limited, Inc.                             572    12,548
  Toys "R" Us, Inc.*                        692    11,202
  Best Buy Company, Inc.*                   252    10,458
  AutoZone, Inc.*                           383     9,431
  Nordstrom, Inc.                           373     9,232
  Office Depot, Inc.*                       401     8,997
  Circuit City Stores--Circuit City
    Group                                   251     8,361
  Bed Bath & Beyond, Inc.*                  351     8,205
  Starbucks Corporation*                    224     8,106
  Dillard's, Inc.--Class A                  268     7,588
  Wendy's International, Inc.               319     7,078
  Family Dollar Stores, Inc.                432     6,804
  Harcourt General, Inc.                    128     6,192
                                                 --------
    Total Common Stocks (Cost $892,020)           976,514
                                                 --------
      Total Investments 100% (Cost
        $892,020)                                $976,514
                                                 --------
                                                 --------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                            TELECOMMUNICATIONS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                     MARKET
                                                      VALUE
                                         SHARES    (NOTE 1)
                                         ------  ----------
COMMON STOCKS 100%
  AT&T Corporation                        9,825  $  574,146
  Lucent Technologies, Inc.               7,152     493,935
  SBC Communications, Inc.                9,993     444,064
  Bell Atlantic Corporation               8,438     408,716
  Bellsouth Corporation                   5,350     402,588
  MCI Worldcom, Inc.*                     6,993     341,776
  GTE Corporation                         4,894     269,170
  Ameritech Corporation                   5,596     265,111
  Nokia Corporation--Sponsored ADR
    Class A                               3,323     260,648
  Vodafone Group PLC-- Sponsored ADR      2,242     252,786
  Ericsson (LM) Tel--Sponsored ADR       12,981     238,526
  Airtouch Communications, Inc.*          4,162     237,234
  U.S. West, Inc.                         3,638     190,768
  Sprint Corporation                      2,493     179,496
  Cable & Wireless PLC Sponsored ADR      5,794     157,162

                                                     MARKET
                                                      VALUE
                                         SHARES    (NOTE 1)
                                         ------  ----------
  British Telecomm PLC-- Sponsored ADR    1,170  $  155,683
  BCE, Inc.                               4,543     126,920
  Northern Telecomm Limited               3,828     122,496
  Alcatel SA                              5,866      99,722
  Telefonos De Mexico-- Sponsored ADR
    (L)                                   2,095      92,704
  QWEST Communications International*     2,401      75,181
  Alltel Corporation                      1,337      63,340
  Tellabs, Inc.*                          1,324      52,712
  Panamsat Corporation*                   1,082      44,430
  Nextel Communications, Inc.--
    Class A*                              1,937      39,103
                                                 ----------
    Total Common Stocks (Cost
      $5,530,400)                                 5,588,417
                                                 ----------
      Total Investments 100% (Cost
        $5,530,400)                              $5,588,417
                                                 ----------
                                                 ----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                              TRANSPORTATION FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                     MARKET
                                                      VALUE
                                         SHARES    (NOTE 1)
                                         ------   ---------
COMMON STOCKS 100%
  Burlington Northern Santa Fe
    Corporation                             503   $  16,093
  AMR Corporation                           276      15,301
  Norfolk Southern Corporation              432      12,555
  Goodyear Tire & Rubber Company            239      12,279
  Union Pacific Corporation                 282      12,020
  Delta Air Lines, Inc.                     115      11,184
  CSX Corporation                           248      10,432
  Southwest Airlines                        510      10,190
  FDX Corporation*                          224      10,108
  Dana Corporation                          252       9,393
  TRW, Inc.                                 187       8,298
  Genuine Parts Company                     272       8,177
  US Airways Group, Inc.                    153       7,746
  Magna International, Inc.--Class A        107       6,219
  Kansas City Southern Industry             166       5,810
  Canadian National Railway Company         129       5,757
  UAL Corporation                            88       5,704
  Paccar, Inc.                              119       4,901
  Lear Corporation*                         102       4,463
  Federal-Mogul Corporation                  85       3,974
  Northwest Airlines Corporation*           149       3,734
  Comair Holdings, Inc.                     101       2,904
  GATX Corporation                           75       2,480

                                                     MARKET
                                                      VALUE
                                         SHARES    (NOTE 1)
                                         ------   ---------
  Cooper Tire & Rubber Company              120   $   2,160
  CNF Transportation, Inc.                   73       2,126
  Navistar International Corporation         72       1,629
  Asa Holdings, Inc.                         45       1,598
  Newport News ShipBuilding, Inc.            53       1,421
  Tower Automotive, Inc.*                    71       1,402
  Arvin Industries, Inc.                     37       1,378
  Airborne Freight Corporation               77       1,333
  Borg-Warner Automotive, Inc.*              35       1,297
  Werner Enterprises, Inc.                   73       1,150
  Swift Transporation Company, Inc.*         65       1,129
  Wisconsin Central Transportation
    Corporation*                             78       1,092
  Alaska Airgroup, Inc.*                     31       1,056
  Expeditors International Washington,
    Inc.                                     37       1,027
  Coach Usa, Inc.*                           40         988
  Atlas Air, Inc.*                           34         975
  America West Holdings Corporation--B*      68         850
                                                  ---------
    Total Common Stocks (Cost $203,314)             212,333
                                                  ---------
      Total Investments 100% (Cost
        $203,314)                                 $ 212,333
                                                  ---------
                                                  ---------

 * NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements

                               RYDEX SERIES TRUST

                              ENERGY SERVICES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                         SHARES     (NOTE 1)
                                         ------  -----------
COMMON STOCKS 99.1%
  Schlumberger Limited                   43,651  $ 2,196,191
  Halliburton Company                    63,433    1,811,805
  Diamond Offshore Drilling              27,977      727,402
  Baker Hughes, Inc.                     27,262      570,811
  Transocean Offshore, Inc.              16,114      558,954
  Weatherford International*             19,654      425,017
  R & B Falcon Corporation*              33,167      398,004
  Noble Drilling Corporation*            26,374      389,016
  Global Marine, Inc.                    34,710      383,979
  McDermott International, Inc.          12,191      328,395
  Nabors Industries, Inc.*               20,248      310,048
  Ensco International, Inc.              28,570      308,913
  Cooper Cameron Corporation*            10,546      296,606
  Smith International, Inc.               9,687      265,787
  BJ Services Company                    15,336      249,210
  Tidewater, Inc.                        11,947      247,900

                                                      MARKET
                                                       VALUE
                                         SHARES     (NOTE 1)
                                         ------  -----------
  Global Industries Limited*             18,451  $   213,340
  Helmerich and Payne, Inc.              10,099      212,079
  Methanex Corporation*                  36,049      198,270
  Rowan Companies, Inc.                  17,459      195,323
  Eastern Enterprises                     4,101      172,755
  National-Oilwell, Inc.                 10,369      128,316
  Marine Drilling Company, Inc.          10,489      120,624
  Seacor Smit, Inc.                       2,652      110,058
  Varco International, Inc.              12,937      108,347
  Tuboscope, Inc.*                        8,916      103,648
  Houston Exploration Company*            4,797       93,542
  Newpark Resources, Inc.*               13,186       90,654
  Pride International, Inc.*             10,055       80,440
                                                 -----------
    Total Common Stocks (Cost
      $10,965,460)                                11,295,434
                                                 -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                              ENERGY SERVICES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                       MARKET
                                            FACE        VALUE
                                          AMOUNT     (NOTE 1)
                                         -------  -----------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.40% due 10/01/98 (Note 2)            $25,361  $    25,361
  5.45% due 10/01/98 (Note 2)             50,723       50,723
  5.50% due 10/01/98 (Note 2)             23,916       23,916
                                                  -----------
    Total Repurchase Agreements (Cost
     $100,000)                                        100,000
                                                  -----------
    Total Investments 100% (Cost
     $11,065,460)                                 $11,395,434
                                                  -----------
                                                  -----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                  BANKING FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                     MARKET
                                                      VALUE
                                         SHARES    (NOTE 1)
                                         ------  ----------
COMMON STOCKS 100%
  NationsBank Corporation*                1,936  $  103,576
  First Union Corporation                 1,988     101,761
  Citigroup, Inc.                           907      84,294
  BankAmerica Corporation                 1,374      82,612
  Chase Manhattan Corporation             1,718      74,304
  Wells Fargo & Company                     171      60,704
  Bank One Corporation                    1,416      60,357
  Norwest Corporation                     1,539      55,115
  U.S. Bancorp                            1,487      52,881
  National City Corporation                 661      43,585
  Fleet Financial Group, Inc.               570      41,859
  Bank of New York Company, Inc.          1,502      41,117
  First Chicago NBD Corporation             578      39,593
  Wachovia Corporation                      415      35,379
  Fifth Third Bancorp                       538      30,935
  J. P. Morgan & Company                    354      29,957
  Mellon Bank Corporation                   524      28,853

                                                     MARKET
                                                      VALUE
                                         SHARES    (NOTE 1)
                                         ------  ----------
  PNC Bank Corporation                      606  $   27,270
  Washington Mutual, Inc.                   778      26,258
  Suntrust Banks, Inc.                      420      26,040
  Keycorp                                   884      25,526
  BankBoston Corporation                    591      19,503
  State Street Corporation                  325      17,733
  BB&T Corporation                          575      17,214
  Comerica, Inc.                            312      17,129
  Regions Financial Corporation             430      15,588
  Northern Trust Corporation                224      15,288
  Firstar Corporation                       293      14,833
  Mercantile Bancorporation                 305      14,754
  Summit Bancorp                            349      13,088
                                                 ----------
    Total Common Stocks (Cost
      $1,183,503)                                 1,217,106
                                                 ----------
      Total Investments 100% (Cost
        $1,183,503)                              $1,217,106
                                                 ----------
                                                 ----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                               BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                       MARKET
                                                        VALUE
                                          SHARES     (NOTE 1)
                                         -------  -----------
COMMON STOCKS 99.4%
  Amgen, Inc.*                           113,702  $ 8,591,654
  Genentech, Inc.--Special Common*        73,477    5,281,159
  Biogen, Inc.*                           58,636    3,858,982
  Chiron Corporation*                    141,558    2,813,465
  Genzyme Corporation-- General
    Division*                             58,925    2,128,666
  MedImmune, Inc.*                        26,413    1,710,242
  BioChem Pharma, Inc.*                   86,828    1,595,465
  Centocor, Inc.*                         38,837    1,538,916
  Immunex Corporation*                    23,862    1,321,358
  Agouron Pharmaceuticals, Inc.*          31,067    1,069,870
  Pioneer Hi-Bred International, Inc.     36,788      965,685
  ICOS Corporation*                       40,283      715,023
  Human Genome Sciences, Inc.*            22,248      667,440
  Gilead Sciences, Inc.*                  30,298      655,194
  Serologicals Corporation*               23,939      601,455
  Affymetric, Inc.*                       22,782      586,637
  Vertex Pharmaceuticals, Inc.*           25,164      578,772
  Incyte Pharmaceuticals, Inc.*           26,506      563,252
  Andrx Corporation*                      15,074      553,970
  PathoGenesis Corporation*               16,162      539,407
  Genset-Sponsored ADR*                   20,189      519,867
  Millennium Pharmaceuticals, Inc.*       29,373      510,356
  IDEC Pharmaceuticals Corporation*       19,759      469,276
  Transkaryotic Therapies, Inc.*          18,955      454,920
  Protein Design Labs, Inc.*              18,418      442,032

                                                       MARKET
                                                        VALUE
                                          SHARES     (NOTE 1)
                                         -------  -----------
  Inhale Therapeutic Systems, Inc.*       15,593  $   436,604
  Coulter Pharmaceutical, Inc.*           15,537      386,483
  Algos Pharmaceuticals Corporation*      15,922      368,196
  Ligand Pharmaceuticals, Inc.--Class
    B*                                    39,076      356,568
  GelTex Pharmaceutical, Inc.*            16,622      351,140
  Gensia Sicor, Inc.*                     79,013      320,990
  Bio-Technology General Corporation*     47,965      317,768
  Triangle Pharmaceuticals, Inc.*         23,908      316,781
  EntreMed, Inc.*                         12,896      311,116
  Organogenesis, Inc.*                    29,344      306,278
  Alkermes, Inc.*                         20,992      305,696
  SEQUUS Pharmaceuticals, Inc.*           31,441      304,585
  Isis Pharmaceuticals, Inc.*             26,747      304,247
  Immune Response Corporation*            23,060      265,190
  Aviron*                                 15,602      240,856
  Neurogen Corporation*                   14,341      236,626
  Scios, Inc.*                            38,141      216,927
  Liposome Company, Inc.*                 37,791      214,936
  Regeneron Pharmaceutical*               27,212      209,192
  SUGEN, Inc.*                            16,069      208,897
  Cephalon, Inc.*                         28,461      208,121
  Enzon, Inc.*                            31,140      206,302
  Pharmacyclics, Inc.*                    12,193      202,709
  CryoLife, Inc.*                         12,725      200,419
  SuperGen, Inc.*                         20,255      191,157
  COR Therapeutics, Inc.*                 23,997      185,977
  Vical, Inc.*                            15,721      172,931

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements

                               RYDEX SERIES TRUST

                               BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                       MARKET
                                                        VALUE
                                          SHARES     (NOTE 1)
                                         -------  -----------
  Enzo Biochem, Inc.*                     24,377  $   170,639
  Aphton Corporation*                     14,107      165,757
  Maxim Pharmaceuticals, Inc.*             9,771      144,733
  Immunomedics, Inc.*                     37,363      130,770
  Texas Biotechnology Corporation*        33,852      129,061
  Martek Biosciences Corporation*         14,776      121,902
  Advanced Tissue Sciences, Inc.*         39,091      118,495
  XOMA Corporation*                       42,266      116,231
  VIVUS, Inc.*                            31,578      109,536
  Myriad Genetics, Inc.*                   9,270      109,502
  Miravant Medical Technologies*          13,898      104,235
                                                       MARKET
                                                        VALUE
                                          SHARES     (NOTE 1)
                                         -------  -----------
  Diacrin, Inc.*                          14,237  $   103,663
  Amylin Pharmaceuticals, Inc.*           32,421      103,342
  Alexion Pharmaceuticals, Inc.*          11,158      103,212
  Creative BioMolecules, Inc.*            33,418      100,254
  Alliance Pharmaceutical Corporation*    31,804       97,400
  Genelabs Technologies, Inc.*            39,433       91,189
  Cell Genesys, Inc.*                     28,282       90,149
                                                  -----------
    Total Common Stocks (Cost
      $48,389,406)                                 48,189,825
                                                  -----------

                                                               MARKET
                                                                VALUE
                                          FACE AMOUNT        (NOTE 1)
                                         ------------   -------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.40% due 10/01/98 (Note 2)              $   76,084   $      76,084
  5.45% due 10/01/98 (Note 2)                 152,169         152,169
  5.50% due 10/01/98 (Note 2)                  71,747          71,747
                                                        -------------
    Total Repurchase Agreements (Cost
     $300,000)                                                300,000
                                                        -------------
    Total Investments 100% (Cost
     $48,689,406)                                       $  48,489,825
                                                        -------------
                                                        -------------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements

                               RYDEX SERIES TRUST

                                ELECTRONICS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                       MARKET
                                                        VALUE
                                          SHARES     (NOTE 1)
                                         -------  -----------
COMMON STOCKS 99.3%
  Intel Corporation                       28,934  $ 2,481,091
  EMC Corporation                         32,619    1,865,399
  Motorola, Inc.                          30,976    1,322,288
  Texas Instruments, Inc.*                23,313    1,229,761
  Applied Materials, Inc.*                24,548      619,837
  Seagate Technology, Inc.*               19,119      479,170
  Micron Technology, Inc.                 14,980      455,954
  Solectron Corporation*                   9,146      439,008
  AMP, Inc.                                8,538      305,234
  Linear Technology Corporation            5,996      299,800
  Maxim Integrated Products, Inc.*        10,268      286,221
  Altera Corporation*                      7,616      267,512
  Symbol Technologies, Inc.                4,594      235,730
  Advanced Micro Devices*                 11,237      208,587
  Analog Devices*                         12,702      204,026
  ASM Lithography Holding NV*             12,936      202,933
  Storage Technology Corporation*          7,904      201,058
  Xilinx, Inc.*                            5,655      197,925
  Quantum Corporation*                    11,826      187,738
  Molex, Inc.                              6,034      174,986
  Thomas and Betts Corporation             4,431      168,654
  KLA Tencor Corporation*                  6,720      167,160

                                                       MARKET
                                                        VALUE
                                          SHARES     (NOTE 1)
                                         -------  -----------
  Stimicroelectronics NV-NY Shares         3,276  $   147,215
  LSI Logic Corporation*                  11,010      139,001
  Vitesse Semiconductor Corporation*       5,720      135,134
  SCI Systems, Inc.*                       4,687      126,256
  National Semiconductor Corporation*     12,924      125,201
  Teradyne, Inc.*                          6,562      119,757
  Rambus, Inc.*                            1,786      114,304
  Uniphase Corporation*                    2,727      111,806
  Avnet, Inc.                              3,021      111,211
  Broadcom Corporation Class A*            1,533      108,843
  Berg Electronic Corporation*             3,077      106,541
  AVX Corporation                          6,843      101,790
  Arrow Electronics, Inc.                  7,465       97,978
  Sanmina Corporation*                     3,289       92,503
  Taiwan Semiconductor-Sponsored ADR*      7,479       91,624
  Microchip Technology, Inc.*              3,971       86,866
  Varian Associates, Inc.                  2,322       81,850
  Iomega Corporation*                     20,829       78,109
  PMC Sierra, Inc.*                        2,396       76,373
  ASE Test Limited                         3,010       74,498
                                                  -----------
    Total Common Stocks (Cost
      $14,640,443)                                 14,126,932
                                                  -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements

                               RYDEX SERIES TRUST

                                ELECTRONICS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                       MARKET
                                            FACE        VALUE
                                          AMOUNT     (NOTE 1)
                                         -------  -----------
REPURCHASE AGREEMENTS 0.7%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.40% due 10/01/98 (Note 2)            $25,361  $    25,361
  5.45% due 10/01/98 (Note 2)             50,723       50,723
  5.50% due 10/01/98 (Note 2)             23,916       23,916
                                                  -----------
    Total Repurchase Agreements (Cost
     $100,000)                                        100,000
                                                  -----------
    Total Investments 100% (Cost
     $14,740,443)                                 $14,226,932
                                                  -----------
                                                  -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                       FINANCIAL                                 BASIC
                                              ENERGY    SERVICES  HEALTH CARE   TECHNOLOGY   MATERIALS
                                                FUND        FUND         FUND         FUND        FUND
                                         -----------  ----------  -----------  -----------  ----------
ASSETS
  Repurchase Agreements                  $        --  $       --  $   300,000  $   400,000  $       --
  Investment Securities                   28,338,887   3,905,804   22,475,321   38,041,704   3,113,021
                                         -----------  ----------  -----------  -----------  ----------
  Securities at Value (Note 1)--See
    Accompanying Schedules                28,338,887   3,905,804   22,775,321   38,441,704   3,113,021
  Receivable for Securities Sold           9,139,753     147,174   11,013,624    2,202,962      14,838
  Investment Income Receivable                24,878       7,622       27,326       24,380          --
  Cash in Custodian Bank                          --      79,002       10,167       50,415      22,329
  Receivable for Shares Purchased            231,047       2,500      141,900       25,432     138,425
  Other Assets                                    --       2,999       16,344           --      11,419
                                         -----------  ----------  -----------  -----------  ----------
    Total Assets                          37,734,565   4,145,101   33,984,682   40,744,893   3,300,032
                                         -----------  ----------  -----------  -----------  ----------
LIABILITIES
  Cash Due to Custodian Bank                 256,507          --           --           --          --
  Payable for Securities Purchased                --          --           --           --          --
  Liability for Shares Redeemed            8,562,788     116,811   10,939,801    1,807,643     114,480
  Investment Advisory Fee Payable              7,216          --       28,250       24,188         862
  Transfer Agent Fee Payable                   2,122          --        8,309        7,114         253
  Other Liabilities                            9,964      43,197       64,888       79,184          58
                                         -----------  ----------  -----------  -----------  ----------
    Total Liabilities                      8,838,597     160,008   11,041,248    1,918,129     115,653
                                         -----------  ----------  -----------  -----------  ----------
NET ASSETS                               $28,895,968  $3,985,093  $22,943,434  $38,826,764  $3,184,379
                                         -----------  ----------  -----------  -----------  ----------
                                         -----------  ----------  -----------  -----------  ----------
INVESTOR CLASS:
Net Assets                               $13,133,638  $3,040,301  $22,826,108  $17,690,117  $2,976,278
Shares Outstanding                         1,524,468     391,541    2,232,747    1,595,270     383,557
Net Asset Value Per Share                      $8.62       $7.76       $10.22       $11.09       $7.76
ADVISOR CLASS:
Net Assets                               $15,762,330  $  944,792  $   117,326  $21,136,647  $  208,101
Shares Outstanding                         1,823,570     121,976       11,487    1,909,781      26,917
Net Asset Value Per Share                      $8.64       $7.75       $10.21       $11.07       $7.73

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                         CONSUMER                                  TELE-
                                         PRODUCTS   LEISURE   RETAILING   COMMUNICATIONS    TRANSPORTATION
                                             FUND      FUND        FUND             FUND              FUND
                                         --------  --------  ----------  ---------------   ---------------
ASSETS
  Repurchase Agreements                  $     --  $     --  $       --     $         --       $        --
  Investment Securities                   182,696   211,380     976,514        5,588,417           212,333
                                         --------  --------  ----------  ---------------   ---------------
  Securities at Value (Note 1)--See
    Accompanying Schedules                182,696   211,380     976,514        5,588,417           212,333
  Receivable for Securities Sold               --     6,667     228,809               --           162,990
  Investment Income Receivable                 --       560      24,895            8,059             5,463
  Cash in Custodian Bank                       --     3,655      71,299           32,958             6,180
  Receivable for Shares Purchased              --        --          --        1,163,082                --
  Other Assets                              8,203        --          --            9,069                --
                                         --------  --------  ----------  ---------------   ---------------
    Total Assets                          190,899   222,262   1,301,517        6,801,585           386,966
                                         --------  --------  ----------  ---------------   ---------------
LIABILITIES
  Cash Due to Custodian Bank                3,558
  Payable for Securities Purchased             --        --          --          412,915                --
  Liability for Shares Redeemed                --     3,876     223,708          632,676           166,829
  Investment Advisory Fee Payable             185       605      13,549            2,054             1,382
  Transfer Agent Fee Payable                   56       178       3,985              601               397
  Other Liabilities                            56     1,404      71,598               --               680
                                         --------  --------  ----------  ---------------   ---------------
    Total Liabilities                       3,855     6,063     312,840        1,048,246           169,288
                                         --------  --------  ----------  ---------------   ---------------
NET ASSETS                               $187,044  $216,199  $  988,677     $  5,753,339       $   217,678
                                         --------  --------  ----------  ---------------   ---------------
                                         --------  --------  ----------  ---------------   ---------------
INVESTOR CLASS:
Net Assets                               $186,960  $206,567  $  920,928     $  5,522,146       $   213,746
Shares Outstanding                         25,362    24,357     101,899          590,543            30,041
Net Asset Value Per Share                   $7.37     $8.48       $9.04            $9.35             $7.12
ADVISOR CLASS:
Net Assets                               $     84  $  9,632  $   67,749     $    231,193       $     3,932
Shares Outstanding                             11     1,137       7,499           24,899               555
Net Asset Value Per Share                   $7.38     $8.47       $9.03            $9.29             $7.08

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                              ENERGY
                                            SERVICES     BANKING  BIOTECHNOLOGY ELECTRONICS
                                                FUND        FUND         FUND         FUND
                                         -----------  ----------  -----------  -----------
ASSETS
  Repurchase Agreements                  $   100,000  $       --  $   300,000  $   100,000
  Investment Securities                   11,295,434   1,217,106   48,189,825   14,126,932
                                         -----------  ----------  -----------  -----------
  Securities at Value (Note 1)--See
    Accompanying Schedules                11,395,434   1,217,106   48,489,825   14,226,932
  Receivable for Securities Sold          16,452,642   1,659,244           --           --
  Investment Income Receivable                10,754          --        1,468        5,474
  Cash in Custodian Bank                      42,518      46,500       16,179       53,414
  Receivable for Shares Purchased            611,073       2,500    1,208,717      639,689
  Other Assets                                    --          --        1,343           --
                                         -----------  ----------  -----------  -----------
    Total Assets                          28,512,421   2,925,350   49,717,532   14,925,509
                                         -----------  ----------  -----------  -----------
LIABILITIES
  Payable for Securities Purchased                --          --       67,720      444,896
  Liability for Shares Redeemed           16,942,656   1,669,048      458,951       36,024
  Investment Advisory Fee Payable             11,399       3,910        7,884        4,804
  Transfer Agent Fee Payable                   3,354         985        2,319        1,413
  Other Liabilities                           24,521      11,466       12,104       15,101
                                         -----------  ----------  -----------  -----------
    Total Liabilities                     16,981,930   1,685,409      548,978      502,238
                                         -----------  ----------  -----------  -----------
NET ASSETS                               $11,530,491  $1,239,941  $49,168,554  $14,423,271
                                         -----------  ----------  -----------  -----------
                                         -----------  ----------  -----------  -----------
INVESTOR CLASS:
Net Assets                               $10,623,347  $  990,091  $27,214,156  $14,366,282
Shares Outstanding                         1,958,582     130,895    3,016,103    1,731,129
Net Asset Value Per Share                      $5.42       $7.56        $9.02        $8.30
ADVISOR CLASS:
Net Assets                               $   907,144  $  249,850  $21,954,398  $    56,989
Shares Outstanding                           166,939      33,082    2,451,809        6,886
Net Asset Value Per Share                      $5.43       $7.55        $8.95        $8.28

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 1998

--------------------------------------------------------------------------------

                                                       FINANCIAL      HEALTH                     BASIC
                                              ENERGY    SERVICES        CARE   TECHNOLOGY    MATERIALS
                                               FUND*       FUND*       FUND*        FUND*        FUND*
                                         -----------  ----------  ----------  -----------  -----------
INVESTMENT INCOME
  Interest                               $       383  $    2,861  $    7,303  $     8,433  $       362
  Dividends, Net of Foreign Taxes
    Withheld                                  43,877     116,763     102,223       32,433       88,278
                                         -----------  ----------  ----------  -----------  -----------
    Total Income                              44,260     119,624     109,526       40,866       88,640
                                         -----------  ----------  ----------  -----------  -----------
EXPENSES
  Advisory Fees (Note 3)                      15,973      78,750     125,887      140,405       28,631
  Transfer Agent Fees (Note 3)                 4,698      23,162      37,026       41,296        8,421
  Audit and Outside Services                     117       1,162       1,043        1,178          598
  Accounting Fees (Note 3)                     7,588      10,552      12,354       12,381        5,926
  Legal                                           64         622         435          673          498
  Organizational Expenses                         --          --          --           --          703
  Registration Fees                            1,121       1,013       7,231        9,707        1,275
  Custodian Fees                               2,238      19,013      24,402       16,064        7,357
  Distribution Fees--Advisor Class
    (Note 3)                                     286       5,223      18,436       17,286        5,569
  Service Fees--Advisor Class (Note 3)           286       5,223      18,436       17,286        5,569
  Miscellaneous                                   --      17,810      55,656       58,096           --
                                         -----------  ----------  ----------  -----------  -----------
    Total Expenses                            32,371     162,530     300,906      314,372       64,547
    Custodian Fees Paid Indirectly
      (Note 4)                                   524          --      11,525           --          639
                                         -----------  ----------  ----------  -----------  -----------
    Net Expenses                              31,847     162,530     289,381      314,372       63,908
                                         -----------  ----------  ----------  -----------  -----------
Net Investment Income                         12,413     (42,906)   (179,855)    (273,506)      24,732
                                         -----------  ----------  ----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                   (1,742,566)  1,414,644    (561,096)  (3,550,827)  (1,623,431)
                                         -----------  ----------  ----------  -----------  -----------
Net Change in Unrealized Appreciation
  (Depreciation) On Investments              (41,220)     33,322   1,999,843    3,614,995      (58,926)
                                         -----------  ----------  ----------  -----------  -----------
  Net Gain (Loss) on Investments          (1,783,786)  1,447,966   1,438,747       64,168   (1,682,357)
                                         -----------  ----------  ----------  -----------  -----------
Net Increase (Decrease) in Net Assets
  from Operations                        $(1,771,373) $1,405,060  $1,258,892  $  (209,338) $(1,657,625)
                                         -----------  ----------  ----------  -----------  -----------
                                         -----------  ----------  ----------  -----------  -----------

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BASIC MATERIALS FUND INVESTOR CLASS, APRIL 2, 1998-- FINANCIAL SERVICES FUND INVESTOR CLASS, APRIL 6, 1998--FINANCIAL SERVICES FUND ADVISOR CLASS, APRIL 14, 1998--TECHNOLOGY FUND INVESTOR CLASS AND BASIC MATERIALS FUND ADVISOR CLASS, APRIL 17, 1998-- HEALTH CARE FUND INVESTOR CLASS, APRIL 21, 1998--ENERGY FUND INVESTOR CLASS, APRIL 29, 1998-- TECHNOLOGY FUND ADVISOR CLASS, MAY 5, 1998--ENERGY FUND ADVISOR CLASS, MAY 11, 1998--HEALTH CARE FUND ADVISOR CLASS.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 1998

--------------------------------------------------------------------------------

                                          CONSUMER                                    TELE-
                                          PRODUCTS    LEISURE    RETAILING   COMMUNICATIONS    TRANSPORTATION
                                             FUND*      FUND*        FUND*            FUND*             FUND*
                                         ---------  ---------  -----------  ---------------   ---------------
INVESTMENT INCOME
  Interest                               $      --  $     231  $     5,616    $         862      $        355
  Dividends, Net of Foreign Taxes
    Withheld                                 6,130      4,368      107,523           86,905            12,056
                                         ---------  ---------  -----------  ---------------   ---------------
    Total Income                             6,130      4,599      113,139           87,767            12,411
                                         ---------  ---------  -----------  ---------------   ---------------
EXPENSES
  Advisory Fees (Note 3)                     1,221      9,964      128,138           34,522            12,525
  Transfer Agent Fees (Note 3)                 359      2,930       37,688           10,154             3,684
  Audit and Outside Services                     7        148        1,910              490               177
  Accounting Fees (Note 3)                     666      4,272       12,746            7,444             4,287
  Legal                                          2         89        1,123              367               104
  Organizational Expenses                       --        624          482            2,012                --
  Registration Fees                              7         --        1,622            6,437               153
  Custodian Fees                               156      2,796       22,619           11,663             3,592
  Distribution Fees--Advisor Class
    (Note 3)                                     4         70       18,412            3,000                21
  Service Fees--Advisor Class (Note 3)           4         70       18,412            3,000                21
  Miscellaneous                                 --      6,501       39,740               --                --
                                         ---------  ---------  -----------  ---------------   ---------------
    Total Expenses                           2,426     27,464      282,892           79,089            24,564
    Custodian Fees Paid Indirectly
      (Note 4)                                  --        497           --            1,125               588
                                         ---------  ---------  -----------  ---------------   ---------------
    Net Expenses                             2,426     26,967      282,892           77,964            23,976
                                         ---------  ---------  -----------  ---------------   ---------------
Net Investment Income                        3,704    (22,368)    (169,753)           9,803           (11,565)
                                         ---------  ---------  -----------  ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                   (272,098)  (279,980)    (995,247)      (2,037,118)         (203,250)
                                         ---------  ---------  -----------  ---------------   ---------------
Net Change in Unrealized Appreciation
  (Depreciation) On Investments             (4,022)    15,924       84,494           58,017             9,019
                                         ---------  ---------  -----------  ---------------   ---------------
    Net Gain (Loss) on Investments        (276,120)  (264,056)    (910,753)      (1,979,101)         (194,231)
                                         ---------  ---------  -----------  ---------------   ---------------
Net Increase (Decrease) in Net Assets
  from Operations                        $(272,416) $(286,424) $(1,080,506)   $  (1,969,298)     $   (205,796)
                                         ---------  ---------  -----------  ---------------   ---------------
                                         ---------  ---------  -----------  ---------------   ---------------

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--TELECOMMUNICATIONS FUND INVESTOR AND ADVISOR CLASS, LEISURE FUND INVESTOR CLASS AND RETAILING FUND INVESTOR CLASS, APRIL 2, 1998--TRANSPORTATION FUND INVESTOR CLASS, APRIL 21, 1998--RETAILING FUND ADVISOR CLASS, JUNE 3, 1998--LEISURE FUND ADVISOR CLASS, JUNE 9, 1998--TRANSPORTATION FUND ADVISOR CLASS, JULY 6, 1998--CONSUMER PRODUCTS FUND INVESTOR CLASS, AUGUST 17, 1998--CONSUMER PRODUCTS FUND ADVISOR CLASS.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 1998

--------------------------------------------------------------------------------

                                               ENERGY
                                             SERVICES    BANKING  BIOTECHNOLOGY ELECTRONICS
                                                FUND*      FUND*        FUND*        FUND*
                                         ------------  ---------  -----------  -----------
INVESTMENT INCOME
  Interest                               $      2,455  $   1,220  $     1,550  $       918
  Dividends, Net of Foreign Taxes
    Withheld                                   20,576     97,079      366,019       10,606
                                         ------------  ---------  -----------  -----------
    Total Income                               23,031     98,299      367,569       11,524
                                         ------------  ---------  -----------  -----------
EXPENSES
  Advisory Fees (Note 3)                       49,031     47,440       43,371       33,141
  Transfer Agent Fees (Note 3)                 14,421     13,788       12,756        9,747
  Audit and Outside Services                      728        830          323          289
  Accounting Fees (Note 3)                      8,333      8,953        8,607        8,333
  Legal                                           580        605          270          185
  Organizational Expenses                       1,952      1,741        1,850          573
  Registration Fees                             3,487      1,841        7,599        3,768
  Custodian Fees                               11,150     13,839        6,949        6,804
  Distribution Fees--Advisor Class
    (Note 3)                                      890      5,508        7,848          849
  Service Fees--Advisor Class (Note 3)            890      5,508        7,848          849
  Miscellaneous                                 4,703        800       10,180        5,318
                                         ------------  ---------  -----------  -----------
    Total Expenses                             96,165    100,853      107,601       69,856
    Custodian Fees Paid Indirectly
      (Note 4)                                  1,046        743        1,030          794
                                         ------------  ---------  -----------  -----------
    Net Expenses                               95,119    100,110      106,571       69,062
                                         ------------  ---------  -----------  -----------
Net Investment Income                         (72,088)    (1,811)     260,998      (57,538)
                                         ------------  ---------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                   (10,207,367)  (340,648)  (9,137,747)  (3,404,291)
                                         ------------  ---------  -----------  -----------
Net Change in Unrealized Appreciation
  (Depreciation) On Investments               329,974     33,603     (199,581)    (513,511)
                                         ------------  ---------  -----------  -----------
    Net Gain (Loss) on Investments         (9,877,393)  (307,045)  (9,337,328)  (3,917,802)
                                         ------------  ---------  -----------  -----------
Net Increase (Decrease) in Net Assets
  from Operations                        $ (9,949,481) $(308,856) $(9,076,330) $(3,975,340)
                                         ------------  ---------  -----------  -----------
                                         ------------  ---------  -----------  -----------

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BANKING FUND INVESTOR AND ADVISOR CLASS, BIOTECHNOLOGY FUND INVESTOR AND ADVISOR CLASS, ELECTRONICS FUND INVESTOR CLASS AND ENERGY SERVICES FUND INVESTOR CLASS, APRIL 2, 1998--ENERGY SERVICES FUND ADVISOR CLASS AND ELECTRONICS FUND ADVISOR CLASS.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 1998

--------------------------------------------------------------------------------

                                                       FINANCIAL                                  BASIC
                                              ENERGY    SERVICES  HEALTH CARE   TECHNOLOGY    MATERIALS
                                               FUND*       FUND*        FUND*        FUND*        FUND*
                                         -----------  ----------  -----------  -----------  -----------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)           $    12,413  $  (42,906) $  (179,855) $  (273,506) $    24,732
  Net Realized Gain (Loss) on
    Investments                           (1,742,566)  1,414,644     (561,096)  (3,550,827)  (1,623,431)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments            (41,220)     33,322    1,999,843    3,614,995      (58,926)
                                         -----------  ----------  -----------  -----------  -----------
  Net Increase (Decrease) in Net Assets
    from Operations                       (1,771,373)  1,405,060    1,258,892     (209,338)  (1,657,625)
                                         -----------  ----------  -----------  -----------  -----------
Distributions to Shareholders From
  Net Investment Income (Note 1):
    Investor Class                                --          --           --           --           --
    Advisor Class                                 --          --           --           --           --
  From Realized Gain on Investments:
    Investor Class                                --          --           --           --           --
    Advisor Class                                 --          --           --           --           --
Net Increase in Net Assets from Shares
  Transactions (Note 7)                   30,667,341   2,580,033   21,684,542   39,036,102    4,842,004
                                         -----------  ----------  -----------  -----------  -----------
  Net Increase (Decrease) in Net Assets   28,895,968   3,985,093   22,943,434   38,826,764    3,184,379
                                         -----------  ----------  -----------  -----------  -----------
NET ASSETS--Beginning of Period                   --          --           --           --           --
                                         -----------  ----------  -----------  -----------  -----------
NET ASSETS--End of Period                $28,895,968  $3,985,093  $22,943,434  $38,826,764  $ 3,184,379
                                         -----------  ----------  -----------  -----------  -----------
                                         -----------  ----------  -----------  -----------  -----------

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BASIC MATERIALS FUND INVESTOR CLASS, APRIL 2, 1998-- FINANCIAL SERVICES FUND INVESTOR CLASS, APRIL 6, 1998--FINANCIAL SERVICES FUND ADVISOR CLASS, APRIL 14, 1998--TECHNOLOGY FUND INVESTOR CLASS AND BASIC MATERIALS FUND ADVISOR CLASS, APRIL 17, 1998-- HEALTH CARE FUND INVESTOR CLASS, APRIL 21, 1998--ENERGY FUND INVESTOR CLASS, APRIL 29, 1998-- TECHNOLOGY FUND ADVISOR CLASS, MAY 5, 1998--ENERGY FUND ADVISOR CLASS, MAY 11, 1998--HEALTH CARE FUND ADVISOR CLASS.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 1998

--------------------------------------------------------------------------------

                                          CONSUMER                                    TELE-
                                          PRODUCTS    LEISURE    RETAILING   COMMUNICATIONS    TRANSPORTATION
                                             FUND*      FUND*        FUND*            FUND*             FUND*
                                         ---------  ---------  -----------  ---------------   ---------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)           $   3,704  $ (22,368) $  (169,753)   $       9,803      $    (11,565)
  Net Realized Gain (Loss) on
    Investments                           (272,098)  (279,980)    (995,247)      (2,037,118)         (203,250)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments           (4,022)    15,924       84,494           58,017             9,019
                                         ---------  ---------  -----------  ---------------   ---------------
Net Increase (Decrease) in Net Assets
  from Operations                         (272,416)  (286,424)  (1,080,506)      (1,969,298)         (205,796)
Distributions to Shareholders
  From Net Investment Income (Note 1):
    Investor Class                              --         --           --               --                --
    Advisor Class                               --         --           --               --                --
  From Realized Gain on Investments:
    Investor Class                              --         --           --               --                --
    Advisor Class                               --         --           --               --                --
Net Increase (Decrease) in Net Assets
  from Shares Transactions (Note 7)        459,460    502,623    2,069,183        7,722,637           423,474
                                         ---------  ---------  -----------  ---------------   ---------------
  Net Increase (Decrease) in Net Assets    187,044    216,199      988,677        5,753,339           217,678
                                         ---------  ---------  -----------  ---------------   ---------------
NET ASSETS--Beginning of Period                 --         --           --               --                --
                                         ---------  ---------  -----------  ---------------   ---------------
NET ASSETS--End of Period                $ 187,044  $ 216,199  $   988,677    $   5,753,339      $    217,678
                                         ---------  ---------  -----------  ---------------   ---------------
                                         ---------  ---------  -----------  ---------------   ---------------

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--TELECOMMUNICATIONS FUND INVESTOR AND ADVISOR CLASS, LEISURE FUND INVESTOR CLASS AND RETAILING FUND INVESTOR CLASS, APRIL 2, 1998--TRANSPORTATION FUND INVESTOR CLASS, APRIL 21, 1998--RETAILING FUND ADVISOR CLASS, JUNE 3, 1998--LEISURE FUND ADVISOR CLASS, JUNE 9, 1998--TRANSPORTATION FUND ADVISOR CLASS, JULY 6, 1998--CONSUMER PRODUCTS FUND INVESTOR CLASS, AUGUST 17, 1998--CONSUMER PRODUCTS FUND ADVISOR CLASS.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 1998

--------------------------------------------------------------------------------

                                          ENERGY SERVICES        BANKING    BIOTECHNOLOGY    ELECTRONICS
                                                    FUND*          FUND*            FUND*          FUND*
                                         ----------------   ------------   --------------   ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)             $      (72,088)  $     (1,811)    $    260,998   $    (57,538)
  Net Realized Gain (Loss) on
    Investments                               (10,207,367)      (340,648)      (9,137,747)    (3,404,291)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                 329,974         33,603         (199,581)      (513,511)
                                         ----------------   ------------   --------------   ------------
  Net Increase (Decrease) in Net Assets
    from Operations                            (9,949,481)      (308,856)      (9,076,330)    (3,975,340)
Distributions to Shareholders
  From Net Investment Income (Note 1):
    Investor Class                                     --             --               --             --
    Advisor Class                                      --             --               --             --
  From Realized Gain on Investments:
    Investor Class                                     --             --               --             --
    Advisor Class                                      --             --               --             --
Net Increase (Decrease) in Net Assets
  from Shares Transactions (Note 7)            21,479,972      1,548,797       58,244,884     18,398,611
                                         ----------------   ------------   --------------   ------------
  Net Increase (Decrease) in Net Assets        11,530,491      1,239,941       49,168,554     14,423,271
                                         ----------------   ------------   --------------   ------------
NET ASSETS--Beginning of Period                        --             --               --             --
                                         ----------------   ------------   --------------   ------------
NET ASSETS--End of Period                  $   11,530,491   $  1,239,941     $ 49,168,554   $ 14,423,271
                                         ----------------   ------------   --------------   ------------
                                         ----------------   ------------   --------------   ------------

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BANKING FUND INVESTOR AND ADVISOR CLASS, BIOTECHNOLOGY FUND INVESTOR AND ADVISOR CLASS, ELECTRONICS FUND INVESTOR CLASS AND ENERGY SERVICES FUND INVESTOR CLASS, APRIL 2, 1998--ENERGY SERVICES FUND ADVISOR CLASS AND ELECTRONICS FUND ADVISOR CLASS.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             INVESTOR CLASS
                                         ------------------------------------------------------
                                                FOR THE PERIOD ENDED SEPTEMBER 30, 1998*
                                         ------------------------------------------------------
                                                   FINANCIAL  HEALTH                      BASIC
                                           ENERGY  SERVICES     CARE   TECHNOLOGY     MATERIALS
                                             FUND      FUND     FUND         FUND          FUND
                                         --------  --------  -------  -----------   -----------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD     $  10.00  $  10.00  $ 10.00    $   10.00   $     10.00
                                         --------  --------  -------  -----------   -----------
  Net Investment Income (Loss)                .02      (.01)    (.02)        (.08)         (.02)
  Net Realized and Unrealized Gains
    (Losses) on Securities                  (1.40)    (2.23)     .24         1.17         (2.22)
                                         --------  --------  -------  -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations         (1.38)    (2.24)     .22         1.09         (2.24)
  Dividends to Shareholders from Net
    Investment Income                         .00       .00      .00          .00           .00
  Distributions to Shareholders from
    Net Realized Capital Gain                 .00       .00      .00          .00           .00
                                         --------  --------  -------  -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value                                   (1.38)    (2.24)     .22         1.09         (2.24)
                                         --------  --------  -------  -----------   -----------
NET ASSET VALUE--END OF PERIOD           $   8.62  $   7.76  $ 10.22    $   11.09   $      7.76
                                         --------  --------  -------  -----------   -----------
                                         --------  --------  -------  -----------   -----------
TOTAL INVESTMENT RETURN                  (13.80)%  (22.40)%    2.20%       10.90%      (22.40)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses**                          2.06%     1.65%    1.71%        1.65%         1.80%
  Net Expenses**                            2.03%     1.65%    1.64%        1.65%         1.78%
  Net Investment Income (Loss)**            0.66%   (0.30)%  (0.43)%      (1.54)%       (0.44)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                 2,352%    3,609%   2,107%       2,501%        2,416%
Net Assets, End of Period (000's
  omitted)                                $13,134    $3,040  $22,826      $17,690        $2,976

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21, 1998--ENERGY FUND, APRIL 2, 1998--FINANCIAL SERVICES FUND, APRIL 17, 1998--HEALTH CARE FUND, APRIL 14, 1998--TECHNOLOGY FUND, APRIL 1, 1998--BASIC MATERIALS FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                INVESTOR CLASS
                                         ------------------------------------------------------------
                                                   FOR THE PERIOD ENDED SEPTEMBER 30, 1998*
                                         ------------------------------------------------------------
                                          CONSUMER                      TELECOMMUNI-
                                          PRODUCTS   LEISURE  RETAILING      CATIONS   TRANSPORTATION
                                              FUND      FUND      FUND          FUND             FUND
                                         ---------  --------  --------  ------------   --------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD     $   10.00  $  10.00  $  10.00  $      10.00   $        10.00
                                         ---------  --------  --------  ------------   --------------
  Net Investment Income (Loss)                 .06      (.10)     (.04)          .01             (.03)
  Net Realized and Unrealized Gains
    (Losses) on Securities                   (2.69)    (1.42)     (.92)         (.66)           (2.85)
                                         ---------  --------  --------  ------------   --------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations          (2.63)    (1.52)     (.96)         (.65)           (2.88)
  Dividends to Shareholders from Net
    Investment Income                          .00       .00       .00           .00              .00
  Distributions to Shareholders from
    Net Realized Capital Gain                  .00       .00       .00           .00              .00
                                         ---------  --------  --------  ------------   --------------
  Net Increase (Decrease) in Net Asset
    Value                                    (2.63)    (1.52)     (.96)         (.65)           (2.88)
                                         ---------  --------  --------  ------------   --------------
NET ASSET VALUE--END OF PERIOD           $    7.37  $   8.48  $   9.04  $       9.35   $         7.12
                                         ---------  --------  --------  ------------   --------------
                                         ---------  --------  --------  ------------   --------------
TOTAL INVESTMENT RETURN                     (26.30)% (15.20)%  (9.60)%       (6.50)%         (28.80)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses**                           1.69%     1.79%     1.66%         1.70%            1.70%
  Net Expenses**                             1.69%     1.74%     1.66%         1.67%            1.66%
  Net Investment Income (Loss)**             2.88%   (1.94)%   (0.73)%         0.25%          (0.79)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                  1,194%    4,296%    1,660%        2,598%           3,716%
Net Assets, End of Period (000's
  omitted)                                    $187      $207      $921        $5,522             $214

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: JULY 6, 1998--CONSUMER PRODUCTS FUND, APRIL 1, 1998--LEISURE FUND, APRIL 1, 1998--RETAILING FUND, APRIL 1, 1998--TELECOMMUNICATIONS FUND, APRIL 2, 1998--TRANSPORTATION FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         INVESTOR CLASS
                                         -----------------------------------------------
                                            FOR THE PERIOD ENDED SEPTEMBER 30, 1998*
                                         -----------------------------------------------
                                           ENERGY
                                         SERVICES   BANKING  BIOTECHNOLOGY   ELECTRONICS
                                             FUND      FUND           FUND          FUND
                                         --------  --------  -------------   -----------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD     $  10.00  $  10.00  $       10.00   $     10.00
                                         --------  --------  -------------   -----------
  Net Investment Income (Loss)               (.43)     (.01)          (.05)         (.06)
  Net Realized and Unrealized Gains
    (Losses) on Securities                  (4.15)    (2.43)          (.93)        (1.64)
                                         --------  --------  -------------   -----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations         (4.58)    (2.44)          (.98)        (1.70)
  Dividends to Shareholders from Net
    Investment Income                         .00       .00            .00           .00
  Distributions to Shareholders from
    Net Realized Capital Gain                 .00       .00            .00           .00
                                         --------  --------  -------------   -----------
  Net Increase (Decrease) in Net Asset
    Value                                   (4.58)    (2.44)          (.98)        (1.70)
                                         --------  --------  -------------   -----------
NET ASSET VALUE-END OF PERIOD            $   5.42  $   7.56  $        9.02   $      8.30
                                         --------  --------  -------------   -----------
                                         --------  --------  -------------   -----------
TOTAL INVESTMENT RETURN                  (45.80)%  (24.40)%        (9.80)%      (17.00)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses**                          1.65%     1.65%          1.65%         1.71%
  Net Expenses**                            1.63%     1.64%          1.63%         1.69%
  Net Investment Income (Loss)**          (1.17)%   (0.31)%        (1.27)%       (1.40)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                 3,195%    4,556%         1,490%        6,429%
Net Assets, End of Period (000's
  omitted)                                $10,623      $990        $27,214       $14,366

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--ENERGY SERVICES FUND, APRIL 1, 1998--BANKING FUND, APRIL 1, 1998--BIOTECHNOLOGY FUND, APRIL 1, 1998--ELECTRONICS FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              ADVISOR CLASS
                                         -------------------------------------------------------
                                                FOR THE PERIOD ENDED SEPTEMBER 30, 1998*
                                         -------------------------------------------------------
                                                    FINANCIAL  HEALTH                      BASIC
                                            ENERGY   SERVICES    CARE   TECHNOLOGY     MATERIALS
                                              FUND       FUND    FUND         FUND          FUND
                                         ---------  ---------  ------  -----------   -----------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD     $   10.07  $   10.47  $ 9.93     $  10.84   $     10.56
                                         ---------  ---------  ------  -----------   -----------
  Net Investment Income (Loss)                 .02       (.05)   (.08)        (.09)          .07
  Net Realized and Unrealized
    Gains (Losses) on Securities             (1.45)     (2.67)    .36          .32         (2.90)
                                         ---------  ---------  ------  -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations          (1.43)     (2.72)    .28          .23         (2.83)
  Dividends to Shareholders from Net
    Investment Income                          .00        .00     .00          .00           .00
  Distributions to Shareholders from
    Net Realized Capital Gain                  .00        .00     .00          .00           .00
                                         ---------  ---------  ------  -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value                                    (1.43)     (2.72)    .28          .23         (2.83)
                                         ---------  ---------  ------  -----------   -----------
NET ASSET VALUE--END OF PERIOD           $    8.64  $    7.75  $10.21     $  11.07   $      7.73
                                         ---------  ---------  ------  -----------   -----------
                                         ---------  ---------  ------  -----------   -----------
TOTAL INVESTMENT RETURN                   (14.20)%   (25.98)%   2.82%        2.12%      (26.80)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses**                           2.26%      2.16%   2.34%        2.26%         1.99%
  Net Expenses**                             2.23%      2.16%   2.25%        2.26%         1.97%
  Net Investment Income (Loss)**             0.67%    (1.02)%  (2.00)%     (1.82)%         1.34%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                  2,352%     3,609%  2,107%       2,501%        2,416%
Net Assets, End of Period (000's
  omitted)                               $  15,762  $     945  $  117     $ 21,137   $       208

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 5, 1998--ENERGY FUND, APRIL 6, 1998--FINANCIAL SERVICES FUND, MAY 11, 1998--HEALTH CARE FUND, APRIL 23, 1998--TECHNOLOGY FUND, APRIL 14, 1998--BASIC MATERIALS FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   ADVISOR CLASS
                                         -----------------------------------------------------------------
                                                     FOR THE PERIOD ENDED SEPTEMBER 30, 1998*
                                         -----------------------------------------------------------------
                                           CONSUMER                         TELECOMMUNI-
                                           PRODUCTS    LEISURE  RETAILING        CATIONS    TRANSPORTATION
                                               FUND       FUND       FUND           FUND              FUND
                                         ----------  ---------  ---------  -------------   ---------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD     $     8.73  $    9.35  $   10.01    $     10.00      $       9.26
                                         ----------  ---------  ---------  -------------   ---------------
  Net Investment Income (Loss)                 (.00)      (.04)      (.07)          (.01)             (.03)
  Net Realized and Unrealized
    Gains (Losses) on Securities              (1.35)      (.84)      (.91)          (.70)            (2.15)
                                         ----------  ---------  ---------  -------------   ---------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations           (1.35)      (.88)      (.98)          (.71)            (2.18)
  Dividends to Shareholders from Net
    Investment Income                           .00        .00        .00            .00               .00
  Distributions to Shareholders from
    Net Realized Capital Gain                   .00        .00        .00            .00               .00
                                         ----------  ---------  ---------  -------------   ---------------
  Net Increase (Decrease) in Net Asset
    Value                                     (1.35)      (.88)      (.98)          (.71)            (2.18)
                                         ----------  ---------  ---------  -------------   ---------------
NET ASSET VALUE--END OF PERIOD           $     7.38  $    8.47  $    9.03    $      9.29      $       7.08
                                         ----------  ---------  ---------  -------------   ---------------
                                         ----------  ---------  ---------  -------------   ---------------
TOTAL INVESTMENT RETURN                    (15.46)%    (9.41)%    (9.79)%        (7.10)%          (23.54)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses**                            2.23%      2.27%      2.11%          2.61%             2.24%
  Net Expenses**                              2.23%      2.22%      2.11%          2.58%             2.19%
  Net Investment Income (Loss)**           (22.79)%    (1.18)%    (1.54)%          0.19%           (1.19)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                   1,194%     4,296%     1,660%         2,598%            3,716%
Net Assets, End of Period (000's
  omitted)                               $       --  $      10  $      68    $       231      $          4

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 17, 1998--CONSUMER PRODUCTS FUND, JUNE 3, 1998--LEISURE FUND, APRIL 21, 1998--RETAILING FUND, APRIL 1, 1998--TELECOMMUNICATIONS FUND, JUNE 3, 1998--TRANSPORTATION FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            ADVISOR CLASS
                                         ---------------------------------------------------
                                              FOR THE PERIOD ENDED SEPTEMBER 30, 1998*
                                         ---------------------------------------------------
                                            ENERGY
                                          SERVICES    BANKING   BIOTECHNOLOGY    ELECTRONICS
                                              FUND       FUND            FUND           FUND
                                         ---------  ---------  --------------   ------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD     $    9.86  $   10.00     $     10.00     $     9.98
                                         ---------  ---------  --------------   ------------
  Net Investment Income (Loss)                (.07)       .02             .41           (.12)
  Net Realized and Unrealized
    Gains (Losses) on Securities             (4.36)     (2.47)          (1.46)         (1.58)
                                         ---------  ---------  --------------   ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations          (4.43)     (2.45)          (1.05)         (1.70)
  Dividends to Shareholders from Net
    Investment Income                          .00        .00             .00            .00
  Distributions to Shareholders from
    Net Realized Capital Gain                  .00        .00             .00            .00
                                         ---------  ---------  --------------   ------------
  Net Increase (Decrease) in Net Asset
    Value                                    (4.43)     (2.45)          (1.05)         (1.70)
                                         ---------  ---------  --------------   ------------
NET ASSET VALUE--END OF PERIOD           $    5.43  $    7.55     $      8.95     $     8.28
                                         ---------  ---------  --------------   ------------
                                         ---------  ---------  --------------   ------------
TOTAL INVESTMENT RETURN                   (44.93)%   (24.50)%        (10.50)%       (17.03)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses**                           2.11%      2.12%           2.44%          3.01%
  Net Expenses**                             2.09%      2.10%           2.42%          2.97%
  Net Investment Income (Loss)**           (2.66)%      0.38%           9.21%        (2.58)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                  3,195%     4,556%          1,490%         6,429%
Net Assets, End of Period (000's
  omitted)                               $     907  $     250     $    21,954     $       57

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998--ENERGY SERVICES FUND, APRIL 1, 1998--BANKING FUND, APRIL 1, 1998--BIOTECHNOLOGY FUND, APRIL 2, 1998--ELECTRONICS FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust consists of twenty two separate series, grouped as seven index funds, one money market fund, and fourteen Sector Funds. This report covers the fourteen Sector Funds, while the index funds and money market fund are in a separate report. The Sector Funds are organized as multiple class funds, with two classes, Investor Class Shares and Advisor Class Shares, available to investors. Because the Trust is 100% no-load, the shares of each fund are offered and redeemed at the net asset value per share. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are generally recorded on the day after the trade is executed. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

C. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

D. Costs incurred in connection with the organization and registration of the Sector Funds have been expensed as incurred.

E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
each Class. Certain costs are charged directly to the specific Class, for example, distribution fees related to the Advisor Class.

F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U. S. Treasury obligations. As of September 30, 1998 the repurchase agreements with Fuji Securities, Inc., Paine Webber, Inc., Lehman Brothers, and Prudential Securities, Inc., in the joint account and the collateral therefore was as follows:

                                             RANGE OF
SECURITY TYPE                                   RATES     PAR VALUE  MARKET VALUE
---------------------------------------  ------------  ------------  ------------
United States Treasury Notes             5.25%-7.875%  $281,200,000  $297,604,261
United States Treasury Bonds                   8.875%  $ 69,910,000  $101,227,495

3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays PADCO Advisors, Inc., an affiliated entity, investment advisory fees calculated at an annualized rate, based on average daily net assets, of eighty five one hundredths of one percent (0.85%) of the net assets of each of the Sector Funds.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent services to the Trust at an annualized rate, based on average daily net assets, of one quarter of one percent (0.25%) of the net assets of each of the Sector Funds. The Trust paid PADCO Service Company, Inc. $112,443 in accounting fees for the Sector Funds for the period ended September 30, 1998.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares, for which the Distributor, PADCO Financial Services, Inc., (an affiliated entity), and other firms that provide distribution and shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Rule 12b-1 of the 1940 Act. The Distributor will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. If a Service Provider provides shareholders services, the Distributor will receive fees from the Trust at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets. The Distributor will pay the Service Provider out of its fees.

4.  ACCOUNTING FOR EXPENSES

The Trust has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Trust's expenses.

5.  SECURITIES TRANSACTIONS

During the period ended September 30, 1998 purchases and sales of investment securities were: (Unaudited)

                                                          FINANCIAL        HEALTH                       BASIC     CONSUMER
                                               ENERGY      SERVICES          CARE    TECHNOLOGY     MATERIALS     PRODUCTS
                                                 FUND          FUND          FUND          FUND          FUND         FUND
                                         ------------  ------------  ------------  ------------  ------------  -----------
Purchases                                $178,686,886  $535,790,572  $544,214,830  $718,519,087  $124,718,499  $26,220,227
Sales                                    $148,564,212  $533,332,734  $523,178,256  $680,541,551  $119,923,122  $25,761,461


                                              LEISURE
                                                 FUND
                                         ------------
Purchases                                $115,861,498
Sales                                    $115,386,061

                                                                 TELE-                            ENERGY
                                            RETAILING   COMMUNICATIONS    TRANSPORTATION        SERVICES         BANKING
                                                 FUND             FUND              FUND            FUND            FUND
                                         ------------  ---------------   ---------------   -------------   -------------
Purchases                                $448,922,279    $ 198,079,840     $ 125,357,644   $ 420,452,002   $ 416,167,155
Sales                                    $447,035,012    $ 190,512,322     $ 124,951,080   $ 399,279,175   $ 414,643,004


                                          BIOTECHNOLOGY     ELECTRONICS
                                                   FUND            FUND
                                         --------------   -------------
Purchases                                 $ 304,838,604   $ 453,529,239
Sales                                     $ 247,311,450   $ 435,484,505

The transactions shown above exclude short-term and temporary cash investments.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.  NET UNREALIZED APPRECIATION/DEPRECIATION OF SECURITIES

At September 30, 1998 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes was: (Unaudited)

                                                       FINANCIAL       HEALTH                    BASIC  CONSUMER
                                              ENERGY    SERVICES         CARE   TECHNOLOGY   MATERIALS  PRODUCTS   LEISURE
                                                FUND        FUND         FUND         FUND        FUND      FUND      FUND
                                         -----------  ----------  -----------  -----------  ----------  --------  --------
Gross Unrealized Appreciation            $   266,233  $  113,495  $ 2,227,919  $ 3,946,392  $   23,443  $  2,691  $ 18,568
Gross Unrealized (Depreciation)             (307,453)    (80,173)    (228,076)    (331,397)    (82,369)   (6,713)   (2,644)
                                         -----------  ----------  -----------  -----------  ----------  --------  --------
Net Unrealized
  Appreciation/(Depreciation)            $   (41,220) $   33,322  $ 1,999,843  $ 3,614,995  $  (58,926) $ (4,022) $ 15,924
                                         -----------  ----------  -----------  -----------  ----------  --------  --------
                                         -----------  ----------  -----------  -----------  ----------  --------  --------
Cost of Investments for Federal Income
  Tax Purposes                           $28,380,107  $3,872,482  $20,775,478  $34,826,709  $3,171,947  $186,718  $195,456

                                                                TELE-                         ENERGY
                                          RETAILING    COMMUNICATIONS   TRANSPORTATION      SERVICES        BANKING   BIOTECHNOLOGY
                                               FUND              FUND           FUND            FUND           FUND            FUND
                                         ----------   ---------------   ------------   -------------   ------------   -------------
Gross Unrealized Appreciation             $  98,540      $    167,972   $     10,770   $     457,018   $     43,510   $     616,851
Gross Unrealized (Depreciation)             (14,046)         (109,955)        (1,751)       (127,044)        (9,907)       (816,432)
                                         ----------   ---------------   ------------   -------------   ------------   -------------
Net Unrealized Appreciation/
  (Depreciation)                          $  84,494      $     58,017   $      9,019   $     329,974   $     33,603   $    (199,581)
                                         ----------   ---------------   ------------   -------------   ------------   -------------
                                         ----------   ---------------   ------------   -------------   ------------   -------------
Cost of Investments for Federal
  Income Tax Purposes                     $ 892,020      $  5,530,400   $    203,314   $  11,065,460   $  1,183,503   $  48,689,406


                                           ELECTRONICS
                                                  FUND
                                         -------------
Gross Unrealized Appreciation            $      27,050
Gross Unrealized (Depreciation)               (540,561)
                                         -------------
Net Unrealized Appreciation/
  (Depreciation)                         $    (513,511)
                                         -------------
                                         -------------
Cost of Investments for Federal
  Income Tax Purposes                    $  14,740,443

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7.  SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares.

Transactions in shares for the period ended September 30, 1998 were: (Unaudited)

INVESTOR CLASS:

                                                        FINANCIAL       HEALTH                     BASIC       CONSUMER
                                              ENERGY     SERVICES         CARE   TECHNOLOGY    MATERIALS       PRODUCTS
                                                FUND         FUND         FUND         FUND         FUND           FUND
                                         -----------  -----------  -----------  -----------  -----------  -------------
Shares Purchased                          21,032,569   68,000,631   59,447,185   73,408,829   13,095,061      2,826,005
                                         -----------  -----------  -----------  -----------  -----------  -------------
Total Purchased                           21,032,569   68,000,631   59,447,185   73,408,829   13,095,061      2,826,005
Shares Redeemed                          (19,508,101) (67,609,090) (57,214,438) (71,813,559) (12,711,504)    (2,800,643)
                                         -----------  -----------  -----------  -----------  -----------  -------------
Net Shares Purchased/(Redeemed)            1,524,468      391,541    2,232,747    1,595,270      383,557         25,362
                                         -----------  -----------  -----------  -----------  -----------  -------------
                                         -----------  -----------  -----------  -----------  -----------  -------------


                                              LEISURE
                                                 FUND
                                         ------------
Shares Purchased                           13,242,107
                                         ------------
Total Purchased                            13,242,107
Shares Redeemed                           (13,217,750)
                                         ------------
Net Shares Purchased/(Redeemed)                24,357
                                         ------------
                                         ------------

                                                               TELE-                         ENERGY
                                           RETAILING  COMMUNICATIONS   TRANSPORTATION      SERVICES        BANKING   BIOTECHNOLOGY
                                                FUND            FUND           FUND            FUND           FUND           FUND
                                         -----------  --------------   ------------   -------------   ------------   ------------
Shares Purchased                          45,375,055      20,782,815     18,838,488      61,032,429     45,718,214     26,484,148
                                         -----------  --------------   ------------   -------------   ------------   ------------
Total Purchased                           45,375,055      20,782,815     18,838,488      61,032,429     45,718,214     26,484,148
Shares Redeemed                          (45,273,156)    (20,192,272)   (18,808,447)    (59,073,847)   (45,587,319)   (23,468,045)
                                         -----------  --------------   ------------   -------------   ------------   ------------
Net Shares Purchased/
  (Redeemed)                                 101,899         590,543         30,041       1,958,582        130,895      3,016,103
                                         -----------  --------------   ------------   -------------   ------------   ------------
                                         -----------  --------------   ------------   -------------   ------------   ------------


                                          ELECTRONICS
                                                 FUND
                                         ------------
Shares Purchased                           51,143,286
                                         ------------
Total Purchased                            51,143,286
Shares Redeemed                           (49,412,157)
                                         ------------
Net Shares Purchased/
  (Redeemed)                                1,731,129
                                         ------------
                                         ------------

Transactions in dollars for the period ended September 30, 1998 were:
(Unaudited)

INVESTOR CLASS:

                                                            FINANCIAL         HEALTH                         BASIC       CONSUMER
                                                ENERGY       SERVICES           CARE     TECHNOLOGY      MATERIALS       PRODUCTS
                                                  FUND           FUND           FUND           FUND           FUND           FUND
                                         -------------  -------------  -------------  -------------  -------------  -------------
Shares Purchased                         $ 187,420,628  $ 667,106,424  $ 616,672,957  $ 815,203,754  $ 122,235,426  $  26,222,831
                                         -------------  -------------  -------------  -------------  -------------  -------------
Total Purchased                            187,420,628    667,106,424    616,672,957    815,203,754    122,235,426     26,222,831
Shares Redeemed                           (173,044,983)  (664,469,211)  (593,757,850)  (799,228,065)  (119,074,210)   (25,760,765)
                                         -------------  -------------  -------------  -------------  -------------  -------------
Net Shares Purchased/ (Redeemed)         $  14,375,645  $   2,637,213  $  22,915,107  $  15,975,689  $   3,161,216  $     462,066
                                         -------------  -------------  -------------  -------------  -------------  -------------
                                         -------------  -------------  -------------  -------------  -------------  -------------


                                               LEISURE
                                                  FUND
                                         -------------
Shares Purchased                         $ 127,280,045
                                         -------------
Total Purchased                            127,280,045
Shares Redeemed                           (126,770,443)
                                         -------------
Net Shares Purchased/ (Redeemed)         $     509,602
                                         -------------
                                         -------------

                                                                  TELE-                             ENERGY
                                             RETAILING   COMMUNICATIONS    TRANSPORTATION         SERVICES          BANKING
                                                  FUND             FUND              FUND             FUND             FUND
                                         -------------  ---------------   ---------------   --------------   --------------
Shares Purchased                         $ 477,580,038   $  212,985,718    $  165,515,206   $  489,888,609   $  444,521,366
                                         -------------  ---------------   ---------------   --------------   --------------
Total Purchased                            477,580,038      212,985,718       165,515,206      489,888,609      444,521,366
Shares Redeemed                           (476,119,134)    (205,477,986)     (165,117,281)    (469,875,584)    (443,697,445)
                                         -------------  ---------------   ---------------   --------------   --------------
Net Shares Purchased/
  (Redeemed)                             $   1,460,904   $    7,507,732    $      397,925   $   20,013,025   $      823,921
                                         -------------  ---------------   ---------------   --------------   --------------
                                         -------------  ---------------   ---------------   --------------   --------------


                                          BIOTECHNOLOGY      ELECTRONICS
                                                   FUND             FUND
                                         --------------   --------------
Shares Purchased                         $  238,967,827   $  473,209,866
                                         --------------   --------------
Total Purchased                             238,967,827      473,209,866
Shares Redeemed                            (208,011,236)    (455,525,824)
                                         --------------   --------------
Net Shares Purchased/
  (Redeemed)                             $   30,956,591   $   17,684,042
                                         --------------   --------------
                                         --------------   --------------

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in shares for the period ended September 30, 1998 were: (Unaudited)

ADVISOR CLASS:

                                                        FINANCIAL        HEALTH                     BASIC  CONSUMER
                                              ENERGY     SERVICES          CARE   TECHNOLOGY    MATERIALS  PRODUCTS   LEISURE
                                                FUND         FUND          FUND         FUND         FUND      FUND      FUND
                                         -----------  -----------  ------------  -----------  -----------  --------  --------
Shares Purchased                           3,096,369    5,484,077    10,789,403    7,282,901    2,099,114    67,668    24,567
                                         -----------  -----------  ------------  -----------  -----------  --------  --------
Total Purchased                            3,096,369    5,484,077    10,789,403    7,282,901    2,099,114    67,668    24,567
Shares Redeemed                           (1,272,799)  (5,362,101)  (10,777,916)  (5,373,120)  (2,072,197)  (67,657)  (23,430)
                                         -----------  -----------  ------------  -----------  -----------  --------  --------
Net Shares Purchased/(Redeemed)            1,823,570      121,976        11,487    1,909,781       26,917        11     1,137
                                         -----------  -----------  ------------  -----------  -----------  --------  --------
                                         -----------  -----------  ------------  -----------  -----------  --------  --------

                                                               TELE-                      ENERGY
                                          RETAILING   COMMUNICATIONS   TRANSPORTATION     SERVICES      BANKING   BIOTECHNOLOGY
                                               FUND             FUND         FUND           FUND           FUND           FUND
                                         ----------  ---------------   ----------   ------------   ------------   ------------
Shares Purchased                          4,386,794        2,742,696      110,096      7,840,506      3,715,821      9,273,322
                                         ----------  ---------------   ----------   ------------   ------------   ------------
Total Purchased                           4,386,794        2,742,696      110,096      7,840,506      3,715,821      9,273,322
Shares Redeemed                          (4,379,295)      (2,717,797)    (109,541)    (7,673,567)    (3,682,739)    (6,821,513)
                                         ----------  ---------------   ----------   ------------   ------------   ------------
Net Shares Purchased/(Redeemed)               7,499           24,899          555        166,939         33,082      2,451,809
                                         ----------  ---------------   ----------   ------------   ------------   ------------
                                         ----------  ---------------   ----------   ------------   ------------   ------------


                                          ELECTRONICS
                                                 FUND
                                         ------------
Shares Purchased                            6,778,903
                                         ------------
Total Purchased                             6,778,903
Shares Redeemed                            (6,772,017)
                                         ------------
Net Shares Purchased/(Redeemed)                 6,886
                                         ------------
                                         ------------

Transactions in dollars for the period ended September 30, 1998 were:
(Unaudited)

ADVISOR CLASS:

                                                          FINANCIAL         HEALTH                       BASIC        CONSUMER
                                               ENERGY      SERVICES           CARE    TECHNOLOGY     MATERIALS        PRODUCTS
                                                 FUND          FUND           FUND          FUND          FUND            FUND
                                         ------------  ------------  -------------  ------------  ------------  --------------
Shares Purchased                         $ 27,115,570  $ 50,483,168  $ 110,492,230  $ 81,273,554  $ 22,003,770     $   590,746
                                         ------------  ------------  -------------  ------------  ------------  --------------
Total Purchased                            27,115,570    50,483,168    110,492,230    81,273,554    22,003,770         590,746
Shares Redeemed                           (10,823,874)  (50,540,348)  (111,722,795)  (58,213,141)  (20,322,982)       (593,352)
                                         ------------  ------------  -------------  ------------  ------------  --------------
Net Shares Purchased/ (Redeemed)         $ 16,291,696  $    (57,180) $  (1,230,565) $ 23,060,413  $  1,680,788     $    (2,606)
                                         ------------  ------------  -------------  ------------  ------------  --------------
                                         ------------  ------------  -------------  ------------  ------------  --------------


                                             LEISURE
                                                FUND
                                         -----------
Shares Purchased                         $   229,825
                                         -----------
Total Purchased                              229,825
Shares Redeemed                             (236,804)
                                         -----------
Net Shares Purchased/ (Redeemed)         $    (6,979)
                                         -----------
                                         -----------

                                                                 TELE-                         ENERGY
                                            RETAILING   COMMUNICATIONS   TRANSPORTATION      SERVICES         BANKING
                                                 FUND             FUND           FUND            FUND            FUND
                                         ------------  ---------------   ------------   -------------   -------------
Shares Purchased                         $ 44,423,128    $  27,329,548   $  1,005,971   $  45,948,606   $  35,443,018
                                         ------------  ---------------   ------------   -------------   -------------
Total Purchased                            44,423,128       27,329,548      1,005,971      45,948,606      35,443,018
Shares Redeemed                           (43,814,849)     (27,114,643)      (980,422)    (44,481,659)    (34,718,142)
                                         ------------  ---------------   ------------   -------------   -------------
Net Shares Purchased/
  (Redeemed)                             $    608,279    $     214,905   $     25,549   $   1,466,947   $     724,876
                                         ------------  ---------------   ------------   -------------   -------------
                                         ------------  ---------------   ------------   -------------   -------------


                                         BIOTECHNOLOGY     ELECTRONICS
                                                  FUND            FUND
                                         -------------   -------------
Shares Purchased                         $  85,759,666   $  59,669,982
                                         -------------   -------------
Total Purchased                             85,759,666      59,669,982
Shares Redeemed                            (58,471,373)    (58,955,413)
                                         -------------   -------------
Net Shares Purchased/
  (Redeemed)                             $  27,288,293   $     714,569
                                         -------------   -------------
                                         -------------   -------------

                               RYDEX SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  NET ASSETS

At September 30, 1998, net assets consisted of: (Unaudited)

                                                       FINANCIAL       HEALTH                     BASIC
                                              ENERGY    SERVICES         CARE   TECHNOLOGY    MATERIALS
                                                FUND        FUND         FUND         FUND         FUND
                                         -----------  ----------  -----------  -----------  -----------
Paid-In-Capital                          $30,667,341  $2,580,033  $21,684,542  $39,036,102  $ 4,842,004
Undistributed Net Investment Income
  (Loss)                                      12,413     (42,906)    (179,855)    (273,506)      24,732
Accumulated Net Realized Gain (Loss) on
  Investments                             (1,742,566)  1,414,644     (561,096)  (3,550,827)  (1,623,431)
Net Unrealized Appreciation
  (Depreciation) on Investments              (41,220)     33,322    1,999,843    3,614,995      (58,926)
                                         -----------  ----------  -----------  -----------  -----------
Net Assets                               $28,895,968  $3,985,093  $22,943,434  $38,826,764  $ 3,184,379
                                         -----------  ----------  -----------  -----------  -----------
                                         -----------  ----------  -----------  -----------  -----------

                                         CONSUMER                                  TELE-
                                         PRODUCTS   LEISURE   RETAILING   COMMUNICATIONS   TRANSPORTATION
                                             FUND      FUND        FUND             FUND         FUND
                                         --------  --------  ----------  ---------------   ----------
Paid-In-Capital                          $459,460  $502,623  $2,069,183     $  7,722,637   $  423,474
Undistributed Net Investment Income
  (Loss)                                    3,704   (22,368)   (169,753)           9,803      (11,565)
Accumulated Net Realized Gain (Loss) on
  Investments                            (272,098) (279,980)   (995,247)      (2,037,118)    (203,250)
Net Unrealized Appreciation
  (Depreciation) on Investments            (4,022)   15,924      84,494           58,017        9,019
                                         --------  --------  ----------  ---------------   ----------
Net Assets                               $187,044  $216,199  $  988,677     $  5,753,339   $  217,678
                                         --------  --------  ----------  ---------------   ----------
                                         --------  --------  ----------  ---------------   ----------

                                              ENERGY
                                            SERVICES     BANKING  BIOTECHNOLOGY ELECTRONICS
                                                FUND        FUND         FUND         FUND
                                         -----------  ----------  -----------  -----------
Paid-In-Capital                          $21,479,972  $1,548,797  $58,244,884  $18,398,611
Undistributed Net Investment Income
  (Loss)                                     (72,088)     (1,811)     260,998      (57,538)
Accumulated Net Realized Gain (Loss) on
  Investments                            (10,207,367)   (340,648)  (9,137,747)  (3,404,291)
Net Unrealized Appreciation
  (Depreciation) on Investments              329,974      33,603     (199,581)    (513,511)
                                         -----------  ----------  -----------  -----------
Net Assets                               $11,530,491  $1,239,941  $49,168,554  $14,423,271
                                         -----------  ----------  -----------  -----------
                                         -----------  ----------  -----------  -----------